Note 10 - Non-interest Income and Non-interest Expense - Non-interest Income and Non-interest Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Service charges on deposits	$ 6,137	$ 5,659	$ 6,952
Brokerage income	6,368	4,837	4,411
Debit and credit card interchange income	12,029	9,187	8,301
Other fees and commissions	1,446	1,404	1,608
BOLI and annuity earnings	1,109	959	723
Security gain (loss), net	28	882	(268)
Fees and gains on sales of mortgage loans	9,997	9,560	6,802
Gain (loss) on sale of other real estate, net	(15)	658	(48)
Loss on sale of fixed assets, net	(43)	(63)	(128)
Gain (loss) on sale of other assets, net	6	(4)	(4)
Other income	34	61	0
Noninterest Income, Total	37,096	33,140	28,349
Employee salaries and benefits	52,722	45,661	42,541
Equity-based compensation	1,428	1,180	786
Occupancy expenses	5,473	5,216	4,789
Furniture and equipment expenses	3,323	3,267	3,110
Data processing expenses	6,079	5,101	4,495
Advertising expenses	2,736	2,487	2,498
ATM & interchange fees	4,783	3,880	3,439
Accounting, legal & consulting expenses	988	909	1,382
FDIC insurance	1,130	598	373
Directors’ fees	686	634	586
Other operating expenses	11,640	11,986	10,629
Noninterest Expense, Total	$ 90,988	$ 80,919	$ 74,628